Condensed Financial Information of the Parent Company	6 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of March 31, 2022 and September 30, 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.

	March 31, 2022	September 30, 2021
ASSETS
Cash	$51,585	$110,393
Short-term investments	14,344,092	13,725,204
Total current assets	14,395,677	13,835,597

Non-current assets
Investment in subsidiaries	$46,762,605	$45,098,756

Total assets	$61,158,282	$58,934,353

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 21,750,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	29,230,201	27,498,466
Accumulated other comprehensive income	2,580,953	2,088,759
Total shareholders’ equity	61,158,282	58,934,353

Total liabilities and shareholders’ equity	$61,158,282	$58,934,353

	For the six months ended March 31,
	2022	2021
Operating costs and expenses:
General and administrative expenses	$(357,811)	$-

Other income (expenses):
Income from short-term investments	696,430	-
Other expenses	(215)	(4,825)

Equity in earnings of subsidiaries	1,393,331	7,152,623

Net income	1,731,735	7,147,798
Foreign currency translation adjustments	492,194	797,643
Comprehensive income attributable to the Company	$2,223,929	$7,945,441

	For the six months ended March 31,
	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,731,735	$7,147,798
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(1,393,331)	(7,152,623)
Short-term investment income	(696,430)	-
Net cash used in operating activities	(358,026)	(4,825)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	-	21,941,916
Cash lent to subsidiaries	-	(237,108)
Cash repayment from subsidiaries	299,592	-
Net cash provided by financing activities	299,592	21,704,808

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(374)	(396,314)

CHANGES IN CASH	(58,808)	21,303,669

CASH, beginning of period	110,393	-

CASH, end of period	$51,585	$21,303,669